Financial Instruments - Reconciliation of liabilities arising from financing activities (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Bank Loans [Member]
Reconciliation of liabilities arising from financing activities
As of beginning of period	$ 591,579
Financing cash flows	93,157
Amortization	3,206
As of end of period	687,942
Convertible Senior Notes [Member]
Reconciliation of liabilities arising from financing activities
As of beginning of period	109,916
Repurchase convertible notes	(17,104)
Amortization	4,170
Equity component of convertible notes	2,213
Other Changes	(932)
As of end of period	98,262
Total Liabilities [Member]
Reconciliation of liabilities arising from financing activities
As of beginning of period	701,495
Repurchase convertible notes	(17,104)
Financing cash flows	93,157
Amortization	7,375
Equity component of convertible notes	2,213
Other Changes	(932)
As of end of period	$ 786,204